10. Legal	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Legal	The Company is currently under negotiations to pay a vendor claim. The possible exposure of the claim ranges from $95,000 to $150,000, the company has accrued $129,306, as of December 31, 2015.